UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy High Income Opportunities Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.3%
True Religion Apparel, Inc. (A)(B)(C)	34	$3,318

Broadcasting – 0.1%
Cumulus Media, Inc., Class A (A)	11	177

Total Consumer Discretionary – 1.4%		3,495
Energy

Oil & Gas Equipment & Services – 0.2%
Larchmont Resources LLC (A)(B)(D)(E)	2	457

Oil & Gas Exploration & Production – 0.2%
Midstates Petroleum Co., Inc. (A)	32	433

Total Energy – 0.4%		890
Financials

Other Diversified Financial Services – 0.8%
J.G. Wentworth Co. (The) (C)(D)	249	2,302

Total Financials – 0.8%		2,302
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd. (C)(D)	804	52

Total Industrials – 0.0%		52

TOTAL COMMON STOCKS – 2.6%		$6,739
(Cost: $3,898)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.4%
Pinnacle Agriculture Enterprises LLC (A)(C)(D)	1,358	1,125

Total Consumer Staples – 0.4%		1,125
Energy

Oil & Gas Exploration & Production – 1.2%
Targa Resources Corp.,
9.500% (A)(D)	3	3,264

Total Energy – 1.2%		3,264

TOTAL PREFERRED STOCKS – 1.6%		$4,389
(Cost: $3,909)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.2%
Acosta, Inc.,
7.750%, 10–1–22 (F)	$180	90
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2–15–24	387	392

		482

Automotive Retail – 0.7%
Allison Transmission, Inc.,
5.000%, 10–1–24 (F)	315	310
Penske Automotive Group, Inc.,
5.500%, 5–15–26	218	213
Sonic Automotive, Inc.,
5.000%, 5–15–23 (G)	1,379	1,317

		1,840

Broadcasting – 5.1%
Clear Channel International B.V.,
8.750%, 12–15–20 (F)	282	291
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22 (G)	2,289	2,335
Clear Channel Worldwide Holdings, Inc.,
Series A, 7.625%, 3–15–20	54	54
Clear Channel Worldwide Holdings, Inc.,
Series B, 7.625%, 3–15–20 (G)	10,000	9,940
Sirius XM Radio, Inc.,
4.625%, 5–15–23 (F)(G)	887	868

		13,488

Cable & Satellite – 19.3%
Altice Financing S.A.:
6.625%, 2–15–23 (F)	832	820
7.500%, 5–15–26 (F)(G)	1,425	1,378
Altice S.A.:
7.250%, 5–15–22 (F)(H)	EUR152	178
7.750%, 5–15–22 (F)(G)	$12,803	12,387
6.250%, 2–15–25 (F)(H)	EUR184	205
7.625%, 2–15–25 (F)(G)(I)	$9,892	9,101
Altice U.S. Finance I Corp.:
5.375%, 7–15–23 (F)	1,026	1,021
5.500%, 5–15–26 (F)(G)	1,216	1,173
Block Communications, Inc.,
6.875%, 2–15–25 (F)	269	268

CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (F)	485	470
5.000%, 2–1–28 (F)(G)	1,642	1,503
CSC Holdings LLC,
5.375%, 2–1–28 (F)(G)	1,940	1,795
DISH DBS Corp.:
6.750%, 6–1–21 (G)	7,500	7,509
5.875%, 7–15–22 (G)	2,000	1,880
5.875%, 11–15–24	212	180
7.750%, 7–1–26	657	576
Neptune Finco Corp.:
10.125%, 1–15–23 (F)	831	916
6.625%, 10–15–25 (F)	394	403
10.875%, 10–15–25 (F)	594	685
Numericable - SFR S.A.,
7.375%, 5–1–26 (F)(G)	3,970	3,882
VTR Finance B.V.,
6.875%, 1–15–24 (F)(G)	4,531	4,552

		50,882

Casinos & Gaming – 3.9%
Everi Payments, Inc.,
7.500%, 12–15–25 (F)(G)	1,684	1,688
Gateway Casinos & Entertainment Ltd.,
8.250%, 3–1–24 (F)	983	1,037
Golden Nugget, Inc.:
6.750%, 10–15–24 (F)(G)	2,466	2,466
8.750%, 10–1–25 (F)	986	1,013
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC,
7.000%, 7–15–26 (F)	1,065	1,076
Studio City Finance Ltd.,
8.500%, 12–1–20 (F)(G)	2,100	2,111
Wynn Macau Ltd.:
4.875%, 10–1–24 (F)	340	324
5.500%, 10–1–27 (F)	494	472

		10,187

Education Services – 2.8%
Laureate Education, Inc.,
8.250%, 5–1–25 (F)(G)	6,858	7,317

Hotels, Resorts & Cruise Lines – 0.4%
Boyne USA, Inc.,
7.250%, 5–1–25 (F)	1,019	1,062

Leisure Facilities – 0.3%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4–15–27	877	864

Movies & Entertainment – 0.3%
WMG Acquisition Corp.,
5.500%, 4–15–26 (F)	780	773

Publishing – 0.6%
E.W. Scripps Co.,
5.125%, 5–15–25 (F)	142	133
MDC Partners, Inc.,
6.500%, 5–1–24 (F)(G)	1,695	1,471

		1,604

Restaurants – 0.7%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
5.000%, 10–15–25 (F)(G)	1,878	1,777

Specialized Consumer Services – 0.4%
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10–1–21 (F)(G)	1,071	1,077

Specialty Stores – 1.4%
Arch Merger Sub, Inc.,
8.500%, 9–15–25 (F)(G)	2,976	2,775
Cumberland Farms, Inc.,
6.750%, 5–1–25 (F)	770	780

		3,555

Total Consumer Discretionary – 36.1%		94,908
Consumer Staples

Food Distributors – 0.9%
Performance Food Group, Inc.,
5.500%, 6–1–24 (F)	1,054	1,041
U.S. Foods, Inc.,
5.875%, 6–15–24 (F)	1,330	1,353

		2,394

Packaged Foods & Meats – 5.0%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (F)	200	204
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (F)(G)	1,892	1,807
5.750%, 6–15–25 (F)	1,794	1,668
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2–15–28 (F)	1,282	1,211
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (F)	357	343
5.875%, 9–30–27 (F)	1,275	1,182
Post Holdings, Inc.:
5.500%, 3–1–25 (F)	346	338
5.000%, 8–15–26 (F)	523	488

5.750%, 3–1–27 (F)(G)	2,222	2,144
Simmons Foods, Inc.,
5.750%, 11–1–24 (F)(G)	4,255	3,691

		13,076

Total Consumer Staples – 5.9%		15,470
Energy

Oil & Gas Drilling – 1.7%
Ensco plc,
7.750%, 2–1–26	1,017	961
KCA Deutag UK Finance plc,
7.250%, 5–15–21 (F)(G)	1,793	1,735
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (F)(G)(J)	3,385	1,709
Offshore Group Investment Ltd.,
0.000%, 11–1–19 (C)(K)	883	—	*
Trinidad Drilling Ltd.,
6.625%, 2–15–25 (F)	23	22

		4,427

Oil & Gas Equipment & Services – 1.8%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7–15–25 (F)	767	776
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc.,
10.625%, 5–1–24 (F)(G)	3,202	3,338
SESI LLC,
7.125%, 12–15–21	493	502

		4,616

Oil & Gas Exploration & Production – 4.8%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (F)	1,215	808
Chesapeake Energy Corp.,
8.000%, 1–15–25 (I)	157	160
Crownrock L.P.,
5.625%, 10–15–25 (F)(G)	2,927	2,825
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (F)	1,014	983
5.750%, 1–30–28 (F)	728	710
Extraction Oil & Gas, Inc.,
5.625%, 2–1–26 (F)	1,377	1,319
Laredo Petroleum, Inc.,
6.250%, 3–15–23	339	339
Parsley Energy LLC and Parsley Finance Corp.,
5.625%, 10–15–27 (F)	683	678
PDC Energy, Inc.,
6.125%, 9–15–24	179	183
Sanchez Energy Corp.,
7.250%, 2–15–23 (F)	257	254
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (F)(G)	1,951	2,019
5.375%, 9–30–25 (F)	975	937
Ultra Resources, Inc.,
6.875%, 4–15–22 (F)	565	428
Whiting Petroleum Corp.:
5.750%, 3–15–21	543	555
6.625%, 1–15–26 (F)	510	526

		12,724

Oil & Gas Refining & Marketing – 1.2%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24	468	474
6.375%, 7–1–26 (F)	158	158
Comstock Resources, Inc. (10.000% Cash or 12.500% PIK),
10.000%, 3–15–20 (L)	1,051	1,098
EP Energy LLC and Everest Acquisition Finance, Inc.,
7.750%, 5–15–26 (F)	793	811
QEP Resources, Inc.,
5.625%, 3–1–26 (I)	628	600

		3,141

Total Energy – 9.5%		24,908
Financials

Consumer Finance – 3.3%
Creditcorp,
12.000%, 7–15–18 (F)(G)	5,248	5,248
CURO Financial Technologies Corp.,
12.000%, 3–1–22 (F)(G)	1,744	1,892
Quicken Loans, Inc.,
5.750%, 5–1–25 (F)(G)	1,688	1,652

		8,792

Insurance Brokers – 1.5%
NFP Corp.,
6.875%, 7–15–25 (F)(G)	3,971	3,892

Investment Banking & Brokerage – 0.1%
VHF Parent LLC,
6.750%, 6–15–22 (F)	340	353

Other Diversified Financial Services – 4.7%
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (F)(G)	2,687	2,902
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22	1,523	1,553
6.375%, 12–15–25	508	509
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5–1–19 (F)(G)(L)	7,439	7,328

		12,292

Property & Casualty Insurance – 1.5%
Amwins Group, Inc.,
7.750%, 7–1–26 (F)	1,329	1,349
Hub International Ltd.,
7.000%, 5–1–26 (F)(G)	2,617	2,584

		3,933

Specialized Finance – 1.7%
Compass Group Diversified Holdings LLC,
8.000%, 5–1–26 (F)	1,050	1,024
Hadrian Merger Sub, Inc.,
8.500%, 5–1–26 (F)	1,931	1,878
TMX Finance LLC and TitleMax Finance Corp.,
11.125%, 4–1–23 (F)	1,581	1,604

		4,506

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6–15–25 (F)	1,220	1,188

Total Financials – 13.3%		34,956
Health Care

Health Care Facilities – 1.2%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	242	235
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6–15–26	183	182
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (F)	870	892
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (F)	1,863	1,916

		3,225

Health Care Supplies – 2.9%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11–1–21 (F)(G)	2,213	2,445
Universal Hospital Services, Inc.,
7.625%, 8–15–20 (G)	5,152	5,139

		7,584

Life Sciences Tools & Services – 1.0%
Avantor, Inc.:
6.000%, 10–1–24 (F)	837	828
9.000%, 10–1–25 (F)(G)	1,706	1,719

		2,547

Pharmaceuticals – 2.4%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (F)(G)(M)	2,891	174
7.000%, 4–15–23 (F)(M)	154	9
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (F)	1,061	1,056
Valeant Pharmaceuticals International, Inc.:
5.500%, 3–1–23 (F)	48	45
5.500%, 11–1–25 (F)	488	481
9.000%, 12–15–25 (F)	351	364
9.250%, 4–1–26 (F)	1,042	1,082
8.500%, 1–31–27 (F)	792	804
VPII Escrow Corp.,
7.500%, 7–15–21 (F)	829	842
VRX Escrow Corp.:
5.875%, 5–15–23 (F)	777	730
6.125%, 4–15–25 (F)	715	658

		6,245

Total Health Care – 7.5%		19,601
Industrials

Aerospace & Defense – 3.0%
KLX, Inc.,
5.875%, 12–1–22 (F)(G)	3,007	3,124
TransDigm UK Holdings plc,
6.875%, 5–15–26 (F)	893	905
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	1,000	1,005
6.500%, 7–15–24 (G)	2,260	2,300
6.500%, 5–15–25 (I)	471	476

		7,810

Building Products – 0.9%
Summit Materials LLC and Summit Materials Finance Corp.,
6.125%, 7–15–23 (G)	2,044	2,075
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24	436	428

		2,503

Diversified Support Services – 0.9%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (F)(G)	2,037	1,986
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1–15–25 (F)	324	314
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	217	219

		2,519

Environmental & Facilities Services – 1.6%
GFL Environmental, Inc.:
5.625%, 5–1–22 (F)	339	326
5.375%, 3–1–23 (F)(G)	1,840	1,702
7.000%, 6–1–26 (F)	1,578	1,511
Tervita Escrow Corp.,
7.625%, 12–1–21 (F)	529	540
Waste Pro USA, Inc.,
5.500%, 2–15–26 (F)	198	190

		4,269

Security & Alarm Services – 1.3%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (F)(G)	3,102	3,311

Total Industrials – 7.7%		20,412
Information Technology

Application Software – 2.7%
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (F)(G)	3,668	3,301
Solera LLC and Solera Finance, Inc.,
10.500%, 3–1–24 (F)(G)	3,379	3,753

		7,054

Data Processing & Outsourced Services – 3.1%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (F)	608	620
5.375%, 8–1–22 (F)(G)	1,853	1,862
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (F)(G)	5,170	5,223
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7–15–25 (F)	468	474

		8,179

IT Consulting & Other Services – 1.4%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5–1–25 (F)	294	266
NCR Escrow Corp.,
6.375%, 12–15–23 (G)	1,765	1,829
Pioneer Holding Corp.,
9.000%, 11–1–22 (F)	1,461	1,509

		3,604

Total Information Technology – 7.2%		18,837
Materials

Aluminum – 1.4%
Constellium N.V.:
6.625%, 3–1–25 (F)(G)	1,803	1,817
5.875%, 2–15–26 (F)	911	879
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (F)	674	674
5.875%, 9–30–26 (F)	446	427

		3,797

Commodity Chemicals – 0.6%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (F)	1,215	1,154
5.250%, 6–1–27 (F)	486	453

		1,607

Construction Materials – 1.1%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (F)(G)	3,027	2,898

Diversified Chemicals – 0.3%
PSPC Escrow Corp.,
6.500%, 2–1–22 (F)	879	894

Fertilizers & Agricultural Chemicals – 0.7%
Pinnacle Operating Corp.,
9.000%, 5–15–23 (F)(G)	1,956	1,839

Metal & Glass Containers – 2.3%
ARD Finance S.A. (7.125% Cash or 7.875% PIK),
7.125%, 9–15–23 (L)	248	249
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK),
8.750%, 1–31–23 (F)(L)	600	610
BakerCorp International, Inc.,
8.250%, 6–1–19 (G)	4,738	4,584
HudBay Minerals, Inc.:
7.250%, 1–15–23 (F)	188	194
7.625%, 1–15–25 (F)	282	295

		5,932

Paper Packaging – 0.1%
Flex Acquisition Co., Inc.,
6.875%, 1–15–25 (F)	321	309

Specialty Chemicals – 0.2%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4–15–25 (F)	475	492

Total Materials – 6.7%		17,768
Real Estate

Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26	222	218

Total Real Estate – 0.1%		218
Telecommunication Services

Alternative Carriers – 1.5%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22 (G)	1,848	1,723
Level 3 Communications, Inc.,
5.750%, 12–1–22 (G)	2,176	2,176

		3,899

Integrated Telecommunication Services – 12.8%
Frontier Communications Corp.:
6.875%, 1–15–25 (G)(I)	1,856	1,195
11.000%, 9–15–25 (G)	2,876	2,300
8.500%, 4–1–26 (F)(G)	6,302	6,081
GCI, Inc.,
6.875%, 4–15–25 (G)	2,870	2,971
Olympus Merger Sub, Inc.,
8.500%, 10–15–25 (F)(G)	6,035	5,507
Sprint Corp.:
7.250%, 9–15–21 (G)	11,196	11,644
7.875%, 9–15–23 (G)(I)	3,034	3,146
7.625%, 3–1–26	777	791

		33,635

Wireless Telecommunication Service – 0.7%
Sable International Finance Ltd.,
6.875%, 8–1–22 (F)(G)	1,194	1,229
Sprint Nextel Corp.:
9.000%, 11–15–18 (F)	99	101
7.000%, 8–15–20	218	226
11.500%, 11–15–21	178	210

		1,766

Total Telecommunication Services – 15.0%		39,300

TOTAL CORPORATE DEBT SECURITIES – 109.0%		$286,378
(Cost: $293,044)

LOANS (N)
Consumer Discretionary

Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.344%, 7–25–21	330	311
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8.594%, 7–25–22	955	865

		1,176

Apparel Retail – 2.7%
J. Crew Group, Inc.,
0.000%, 3–5–21 (O)	1,229	1,023
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
6.594%, 3–19–20	1,768	1,738
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
10.594%, 3–19–21	618	598
TRLG Intermediate Holdings LLC,
10.000%, 10–27–22	4,132	3,801

		7,160

Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps),
5.848%, 1–7–22	39	38

Department Stores – 0.3%
Belk, Inc. (ICE LIBOR plus 475 bps),
7.088%, 12–10–22	1,172	904

Education Services – 1.0%
Laureate Education, Inc. (ICE LIBOR plus 350 bps),
5.594%, 4–26–24	2,602	2,599

General Merchandise Stores – 2.0%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
5.530%, 2–3–24	2,919	2,916
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps),
9.530%, 1–27–25	2,325	2,345

		5,261

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
6.094%, 5–15–23	1,162	1,153

Restaurants – 0.6%
NPC International, Inc. (ICE LIBOR plus 350 bps),
5.594%, 4–20–24	328	329
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.594%, 4–18–25	1,346	1,360

		1,689

Specialized Consumer Services – 0.7%
Asurion LLC:
0.000%, 11–3–24 (O)	1,063	1,058
0.000%, 8–4–25 (O)	532	530
Asurion LLC (ICE LIBOR plus 600 bps),
8.094%, 8–4–25	233	236

		1,824

Specialty Stores – 1.4%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
7.509%, 10–16–23	1,180	1,170
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
11.581%, 5–21–24 (C)	2,627	2,594

		3,764

Textiles – 0.6%
SIWF Holdings, Inc.,
0.000%, 5–25–25 (O)	529	531
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
6.323%, 5–25–25	1,058	1,062

		1,593

Total Consumer Discretionary – 10.1%		27,161

Consumer Staples

Food Distributors – 0.3%
Dairyland USA Corp. (ICE LIBOR plus 400 bps),
6.090%, 6–22–22	874	879

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
10.344%, 10–21–22	979	982

Total Consumer Staples – 0.7%		1,861
Energy

Coal & Consumable Fuels – 1.2%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
8.109%, 3–28–22	2,848	2,826
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
8.834%, 12–16–20	1,763	411

		3,237

Oil & Gas Drilling – 0.2%
KCA Deutag Alpha Ltd.,
0.000%, 5–16–20 (O)	532	529

Oil & Gas Equipment & Services – 0.5%
Larchmont Resources LLC (9.050% Cash or 9.050% PIK),
11.330%, 8–7–20 (C)(E)(L)	1,460	1,438

Oil & Gas Exploration & Production – 0.3%
California Resources Corp. (ICE LIBOR plus 475 bps),
6.838%, 12–31–22	761	774

Oil & Gas Storage & Transportation – 1.0%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
12.844%, 2–16–21(C)	1,032	929
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
7.844%, 8–12–20	1,634	1,604

		2,533

Total Energy – 3.2%		8,511
Financials

Asset Management & Custody Banks – 0.9%
Edelman Financial Holdings II, Inc.,
0.000%, 6–26–26 (O)	1,703	1,712
Tortoise Borrower LLC (ICE LIBOR plus 400 bps),
6.094%, 1–31–25 (C)	683	687

		2,399

Financial Exchanges & Data – 0.4%
Hudson River Trading LLC (ICE LIBOR plus 425 bps),
6.344%, 4–3–25 (C)	911	913

Insurance Brokers – 0.2%
NFP Corp. (ICE LIBOR plus 300 bps),
5.094%, 1–8–24	628	623

Investment Banking & Brokerage – 1.2%
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.844%, 8–25–22 (C)	2,990	3,008

Property & Casualty Insurance – 0.2%
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.360%, 4–25–25	655	651

Specialized Finance – 1.7%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
6.594%, 2–28–25	3,380	3,376
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.594%, 2–28–26 (C)	1,153	1,136

		4,512

Total Financials – 4.6%		12,106
Health Care

Health Care Equipment – 0.1%
LifeScan Global Corp.,
0.000%, 6–19–25 (C)(D)(O)	266	255

Health Care Facilities – 1.5%
Gentiva Health Services, Inc.:
0.000%, 6–21–25 (C)(O)	3,191	3,167
0.000%, 6–21–26 (C)(O)	798	806

		3,973

Health Care Services – 0.8%
Heartland Dental LLC,
0.000%, 4–30–25 (C)(O)	256	254
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.844%, 4–30–25 (C)	1,706	1,696

		1,950

Life Sciences Tools & Services – 0.0%
Avantor, Inc. (ICE LIBOR plus 400 bps),
6.094%, 9–22–24	77	77

Pharmaceuticals – 0.3%
Concordia International Corp. (ICE LIBOR plus 425 bps),
6.344%, 10–21–21	1,044	928

Total Health Care – 2.7%		7,183
Industrials

Building Products – 0.4%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
10.094%, 3–27–22	1,146	1,049

Construction & Engineering – 1.5%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
7.094%, 5–10–25	3,265	3,277
Tensar International Corp. (ICE LIBOR plus 850 bps),
10.834%, 7–10–22 (C)	603	554

		3,831

Diversified Support Services – 0.4%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps),
5.844%, 8–25–24	563	563
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
9.844%, 8–25–25	472	473

		1,036

Industrial Conglomerates – 0.9%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps),
5.084%, 11–22–20	118	116
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.594%, 10–20–22	1,973	1,975
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.594%, 10–20–23	349	349

		2,440

Industrial Machinery – 1.4%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.834%, 1–30–23 (C)	3,719	3,719

Total Industrials – 4.6%		12,075
Information Technology

Application Software – 0.3%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
9.334%, 9–18–25	788	810

Data Processing & Outsourced Services – 0.8%
Colorado Buyer, Inc.,
0.000%, 5–1–25 (O)	271	270
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
9.610%, 5–1–25	646	643
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps),
5.860%, 5–22–25 (C)	1,314	1,314

		2,227

Total Information Technology – 1.1%		3,037
Telecommunication Services

Integrated Telecommunication Services – 1.3%
West Corp. (3–Month ICE LIBOR plus 400 bps),
6.094%, 10–10–24	3,184	3,170
Westmoreland Coal Co.,
0.000%, 5–22–19 (O)	66	66
Westmoreland Coal Co. (3–Month U.S. LIBOR plus 825 bps),
10.581%, 5–22–19	296	296

		3,532

Total Telecommunication Services – 1.3%		3,532

TOTAL LOANS – 28.3%		$75,466
(Cost: $76,713)

SHORT-TERM SECURITIES
Commercial Paper (P) – 3.2%
J.M. Smucker Co. (The),
2.200%, 7–2–18	8,402	8,400

Master Note – 3.1%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (Q)	8,176	8,176

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.850%, (R)(S)	265	265

TOTAL SHORT-TERM SECURITIES – 6.4%		$16,841
(Cost: $16,842)

TOTAL INVESTMENT SECURITIES – 147.9%		$389,813
(Cost: $394,406)

BORROWINGS (T) – (46.3)%		(122,000)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.6)%		(4,252)

NET ASSETS – 100.0%		$263,561

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At June 30, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
BIS Industries Ltd.	12–22–17	804	$76	$52
J.G. Wentworth Co. (The)	1–25–18	249	2,193	2,302
Larchmont Resources LLC	12–8–16	2	560	457
Pinnacle Agriculture Enterprises LLC	3–10–17	1,358	617	1,125
Targa Resources Corp., 9.500%	10–24–17	3	3,292	3,264

		Principal
LifeScan Global Corp., 0.000%, 06–19–25	6–19–18	$266	257	255
			$6,995	$7,456

The total value of these securities represented 2.8% of net assets at June 30, 2018.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $208,863 or 79.2% of net assets.

(G)	All or a portion of securities with an aggregate value of $133,504 have been pledged as collateral on open borrowings.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)	All or a portion of securities with an aggregate value of $259 are on loan.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.

(K)	Zero coupon bond.

(L)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(M)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(O)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(P)	Rate shown is the yield to maturity at June 30, 2018.

(Q)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(R)	Investment made with cash collateral received from securities on loan.

(S)	Rate shown is the annualized 7-day yield at June 30, 2018.

(T)	Borrowings payable as a percentage of total investment securities is 31.3%.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	332	U.S. Dollar	411	7–5–18	Morgan Stanley International	$23	$—

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$177	$3,318
Energy	433	457	—
Financials	—	—	2,302
Industrials	—	—	52
Total Common Stocks	$433	$634	$5,672
Preferred Stocks	—	3,264	1,125
Corporate Debt Securities	—	286,378	—	*
Loans	—	48,959	26,507
Short-Term Securities	265	16,576	—
Total	$698	$355,811	$33,304
Forward Foreign Currency Contracts	$—	$23	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 10-1-17	$—	$856	$8,538
Net realized gain (loss)	—	—	(45)
Net change in unrealized appreciation (depreciation)	3,167	269	13
Purchases	2,505	—	19,834
Sales	—	—	(1,520)
Amortization/Accretion of premium/discount	—	—	68
Transfers into Level 3 during the period	—	—	1,374
Transfers out of Level 3 during the period	—	—	(1,755)
Ending Balance 6-30-18	$5,672	$1,125	$26,507
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-18	$3,167	$269	$160

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-18	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$3,318	Market comparable approach	Adjusted EBITDA multiple	9.99x
	2,302	Market comparable approach	Broker quotes	N/A
	52	Market comparable approach	Adjusted EBITDA multiple	5.10x
Preferred Stocks	1,125	Market comparable approach	Adjusted EBITDA multiple	10.70x
			Illiquidity discount	10%
Loans	26,507	Third-party vendor pricing service	Broker quotes	N/A

Significant increase (decrease) in the adjusted EBITDA multiple could result in higher (lower) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$394,406

Gross unrealized appreciation	9,028
Gross unrealized depreciation	(13,621)

Net unrealized depreciation	$(4,593)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: August 28, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 28, 2018